Commitments and Contingencies: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit [Member]
Commitments and conditional obligations
Contractual notional amount of instruments	$ 27,294	$ 23,422
Standby letters of credit [Member]
Commitments and conditional obligations
Contractual notional amount of instruments	1,211	1,459
Unused commercial lines of credit [Member]
Commitments and conditional obligations
Contractual notional amount of instruments	31,597	32,329
Unused home equity lines of credit [Member]
Commitments and conditional obligations
Contractual notional amount of instruments	$ 29,188	$ 30,536